Shareholder Report, Line Graph (Details) - USD ($)		5 Months Ended	11 Months Ended	12 Months Ended	17 Months Ended	23 Months Ended	29 Months Ended	35 Months Ended	41 Months Ended	47 Months Ended	53 Months Ended	59 Months Ended	65 Months Ended	71 Months Ended	77 Months Ended	83 Months Ended	89 Months Ended	95 Months Ended	101 Months Ended	107 Months Ended	113 Months Ended
	Dec. 29, 2016	May 31, 2017	Nov. 30, 2017	May 31, 2026	May 31, 2018	Nov. 30, 2018	May 31, 2019	Nov. 30, 2019	May 31, 2020	Nov. 30, 2020	May 31, 2021	Nov. 30, 2021	May 31, 2022	Nov. 30, 2022	May 31, 2023	Nov. 30, 2023	May 31, 2024	Nov. 30, 2024	May 31, 2025	Nov. 30, 2025	May 31, 2026
C000173812
Account Value [Line Items]
Line Graph and Table Measure Name				Institutional
Accumulated Value	$ 10,000.00	$ 8,440.00	$ 9,180.00		$ 9,823.82	$ 8,213.36	$ 6,712.88	$ 6,122.06	$ 5,113.56	$ 6,158.82	$ 10,236.43	$ 10,947.43	$ 14,704.63	$ 13,926.73	$ 12,050.31	$ 14,821.88	$ 16,835.53	$ 16,157.13	$ 16,419.51	$ 22,874.64	$ 27,903.53
C000173813
Account Value [Line Items]
Line Graph and Table Measure Name				Retail
Accumulated Value	10,000.00	8,420.00	9,150.00		9,783.83	8,163.25	6,652.65	6,063.56	5,049.72	6,080.07	10,090.91	10,765.71	14,446.57	13,664.80	11,804.75	14,493.07	16,422.17	15,740.71	15,969.27	22,222.64	27,069.93
MSCI All Country World Index
Account Value [Line Items]
Line Graph and Table Measure Name				MSCI All Country World Index
Accumulated Value	10,000.00	11,092.69	12,195.55		12,405.67	12,076.10	12,245.24	13,727.80	12,910.16	15,788.20	18,312.47	18,830.61	17,070.45	16,642.35	17,215.66	18,641.55	21,271.05	23,510.26	24,174.97	27,790.97	31,492.52
MSCI World Index
Account Value [Line Items]
Line Graph and Table Measure Name				MSCI World Index
Accumulated Value	10,000.00	11,012.74	12,064.96		12,286.69	12,081.52	12,251.00	13,837.10	13,083.50	15,846.18	18,398.81	19,297.02	17,512.69	17,201.88	17,875.52	19,435.27	22,329.98	24,843.75	25,392.89	29,065.35	32,372.94
MSCI All Country World Index
Account Value [Line Items]
Line Graph and Table Measure Name				MSCI All Country World Index
Accumulated Value	10,000.00	11,092.69	12,195.55		12,405.67	12,076.10	12,245.24	13,727.80	12,910.16	15,788.20	18,312.47	18,830.61	17,070.45	16,642.35	17,215.66	18,641.55	21,271.05	23,510.26	24,174.97	27,790.97	31,492.52
MSCI World Index
Account Value [Line Items]
Line Graph and Table Measure Name				MSCI World Index
Accumulated Value	$ 10,000.00	$ 11,012.74	$ 12,064.96		$ 12,286.69	$ 12,081.52	$ 12,251.00	$ 13,837.10	$ 13,083.50	$ 15,846.18	$ 18,398.81	$ 19,297.02	$ 17,512.69	$ 17,201.88	$ 17,875.52	$ 19,435.27	$ 22,329.98	$ 24,843.75	$ 25,392.89	$ 29,065.35	$ 32,372.94